Revenue Recognition - Schedule of Company's Total Revenues by Category for each Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition [Line Items]
Total	$ 4,244,265	$ 3,965,594	$ 3,818,749
Building Materials Business
Revenue Recognition [Line Items]
Total	3,956,542	3,695,604	3,561,691
Products and Services
Revenue Recognition [Line Items]
Total	3,980,351	3,723,478	3,578,650
Products and Services | Building Materials Business
Revenue Recognition [Line Items]
Total	3,711,715	3,470,756	3,336,266
Freight
Revenue Recognition [Line Items]
Total	263,914	242,116	240,099
Freight | Building Materials Business
Revenue Recognition [Line Items]
Total	244,827	224,848	225,425
Operating Segments | Building Materials Business Mid-America Group
Revenue Recognition [Line Items]
Total	1,223,236	1,053,326	1,017,098
Operating Segments | Building Materials Business Southeast Group
Revenue Recognition [Line Items]
Total	423,382	362,555	321,078
Operating Segments | Building Materials Business West Group
Revenue Recognition [Line Items]
Total	2,309,924	2,279,723	2,223,515
Operating Segments | Building Materials Business
Revenue Recognition [Line Items]
Total	3,956,542	3,695,604	3,561,691
Operating Segments | Magnesia Specialties
Revenue Recognition [Line Items]
Total	287,723	269,990	257,058
Operating Segments | Products and Services | Building Materials Business Mid-America Group
Revenue Recognition [Line Items]
Total	1,133,754	982,214	945,193
Operating Segments | Products and Services | Building Materials Business Southeast Group
Revenue Recognition [Line Items]
Total	409,543	348,675	304,722
Operating Segments | Products and Services | Building Materials Business West Group
Revenue Recognition [Line Items]
Total	2,168,418	2,139,867	2,086,351
Operating Segments | Products and Services | Magnesia Specialties
Revenue Recognition [Line Items]
Total	268,636	252,722	242,384
Operating Segments | Freight | Building Materials Business Mid-America Group
Revenue Recognition [Line Items]
Total	89,482	71,112	71,905
Operating Segments | Freight | Building Materials Business Southeast Group
Revenue Recognition [Line Items]
Total	13,839	13,880	16,356
Operating Segments | Freight | Building Materials Business West Group
Revenue Recognition [Line Items]
Total	141,506	139,856	137,164
Operating Segments | Freight | Building Materials Business
Revenue Recognition [Line Items]
Total	244,827	224,848	225,425
Operating Segments | Freight | Magnesia Specialties
Revenue Recognition [Line Items]
Total	$ 19,087	$ 17,268	$ 14,674